Movement of Provision for Doubtful Recoveries of Prepayments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 40,794	$ 38,456	$ 20,582
Additions	70,459	4,749	17,874
Reversals of provision for doubtful recoveries	(4,234)	(2,411)	0
Ending balance	$ 107,019	$ 40,794	$ 38,456